Exhibit 99.16

Loan ID (Purchasing Lender)	Loan Number (Selling Lender)	Loan Status	Final Overall Event Level	Final Credit Event Level	Final Compliance Event Level	Final Property Event Level	Credit Exceptions	Compliance Exceptions	Property Exceptions	Compensating Factors	Immaterial/Overridden	Lender Commentary	Cleared Exceptions	Exceptions
6000059672	xxxxxxxxxx	Securitized	2	2	1	1	Verified reserves - Borrower has xxxx in verified reserves.; Verified housing payment history - Credit supplement verifies xxxx mths of mortgage history verified 0x30.;	CRED 0003 Credit Score (FICO) exception - 1 Pt FICO Exception- Primary wage earner mid FICO is xxxx with a minimum requirement of xxxx for 2nd Home purchase. - EV2 Investor Acknowledged Exception.	COLL 0004 LIBOR based loans are not eligible for sale with Application Date on, or after, September 30, 2020. - Subject loan application date was xxxx.  Loan closed as xxxx Libor xxxx. - Cleared, exception set in error.
Loan is not GSE eligible and is sold to the secondary market.

GIDE 0001 Guideline Exception(s) - Missing copy of the AUS findings as required for loan within conforming loan limits. - Cleared per lender response: This file does not qualify for FNMA sale since BDTI is 49.337% on a 2nd home purchase.

COLL 0005 LIBOR based loans are not eligible for delivery to the agencies after
12/31/2020. - Subject loan application date was xxxx.  Loan closed as xxxx Libor xxxx. - Cleared, exception set in error.  Loan is not GSE eligible and is sold to the secondary market.

COMP 0037 "Consumer Handbook on Adjustable Rate Mortgages" Not Provided - Missing
evidence borrower received a copy of the Consumer Handbook on Adjustable Rate Mortgages.
													- Recd documentation to evidence delivery of the CHARM Handbook.
6000059673	xxxxxxxxxx	Securitized	2	2	1	1	Low DTI; Verified reserves - Borrower has xxxx mths of verified reserves with a minimum requirement of 12.;	CRED 0010 LTV Exceeds Max Allowed - Lender approved exception for 80% LTV. 75% maximum per program guidelines. - Lender Acknowledged Exception based on the following Comp Factors: Mid FICO of xxxx and 12+ mths Verified Reserves.	APP 0004 Initial 1003 Application is Incomplete - Missing copy of borrower executed initial
1003 or copy of the xxxx eSign Certificate to confirm receipt of the initial 1003. - Cleared per lender response : The initial 1003 was taken over the phone and we don't require the borrower to sign or initial it as long as they complete the Intent to proceed. We do require them to sign and initial the final 1003, which was provided in the closing documents.
The esign cert always accompanies our initial disclosures to evidence delivery/receipt and was provided with the original package.

													APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial and final 1003s are missing employer business telephone numbers for xxxx and xxxx. Google search for xxxx does not verify the company address or phone number. - Cleared per lender response : The addresses on the final 1003 matches the addresses on the business licenses in the file. Regarding business phone numbers being on the initial or final 1003: we complete a third party search for the businesses and phone numbers to confirm active employment. Often times the numbers given are the borrower's cell phone, especially now due to the pandemic and remote working, therefore we don't require this.
6000059671	xxxxxxxxxx	Securitized	2	2	1	1	Verified reserves; Low DTI; Verified employment history;	CRED 0003 Credit Score (FICO) exception CRED 0012 CLTV Exceeds Max Allowed	GIDE 0001 Guideline Exception(s)

COLL 0004 LIBOR based loans are not eligible for sale with Application Date on, or after, September 30, 2020.

													COLL 0005 LIBOR based loans are not eligible for delivery to the agencies after 12/31/2020.
6000059670	xxxxxxxxxx	Securitized	2	2	1	1	Low DTI - DTI is 26.92% with a max allowed of 50%.; Verified credit history - Borrower has a mid FICO of xxxx w/a minimum requirement of 720.; Verified housing payment history - Credit report verifies xxxx mths of mortgage history 0x30.;	CRED 0082 Income Documentation is Insufficient - Missing complete 12 mths business bank statements. - xxxx Investor Approved Exception based on Low DTI, verified housing history, and verified reserves.

											CRED 0010 LTV Exceeds Max Allowed - xxxx Investor Approved Exception based on Low DTI, verified housing history, and verified reserves.
6000059674	xxxxxxxxxx	Securitized	1	1	1	1	Verified credit history; Low DTI - DTI is 26.48% w/a max allowed of 50%.;	APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial and final 1003s are missing employer business telephone numbers. - Cleared per lender response: Regarding business phone numbers being on the initial or final 1003: we complete a third party search for the businesses and phone numbers to confirm active employment. Often times the numbers given are the borrower's cell phone, especially now due to the pandemic and remote working, therefore we don't require this.

TRID 0008 Initial CD Received Date is < 3 business days prior to Consummation Date - Per LOE in file borrower requested to waive the 3 day period due to the builder charging an additional $xxxx
													per day for closing delays. Per CFPB Consumers may waive their right to receive the Closing Disclosure three days prior to consummation only if they have a bona-fide personal financial emergency. --The Initial Closing Disclosure Received Date of xxxx is not three business days before the consummation date of xxxx. Three business days before the consummation date is xxxx. Under Regulation Z, a consumer must receive the Initial Closing Disclosure reflecting the actual terms of the transaction no later than three business days before consummation. (12 CFR 1026.19(f)(1)(ii)(A)); 1026.19(f)(1)(iii)) - EV2-Waiver is not a printed form, it contains the written statement describing the emergency, specifically waives the waiting period and is executed by the consumer(s).
6000059669	xxxxxxxxxx	Securitized	1	1	1	1							APP 0006 Discrepancy between 1003 and documentation stated and/or verified in file - Initial and final 1003s are missing employer business telephone numbers - Cleared per lender response: Regarding business phone numbers being on the initial or final 1003: we complete a third party search for the businesses and phone numbers to confirm active employment. Often times the numbers given are the borrower's cell phone, especially now due to the pandemic and remote working, therefore we don't require this.
6000059707	xxxxxxxxxx	Securitized	2	2	1	1				Low DTI - DTI is 31.53% w/a max allowed of 50%.; Verified reserves - Borrower has xxxx mths verified reserves w/a minimum requirement of 6.;	CRED 0010 LTV Exceeds Max Allowed - 5% LTV Exception- LTV of 75% exceeds the max allowed of 70% with for FICO of xxxx. - Investor Acknowledged Exception.
6000059708	xxxxxxxxxx	Securitized	1	1	1	1				Verified reserves - Borrower has xxxx mths reserves w/a minimum requirement of 6 mths.; Low DTI - DTI is 7.18% w/a max allowed of 50%; Low LTV/CLTV/HCLTV - 79.34% LTV/CLTV with a max allowed of 85%.;			ROR 0009 Loan Disbursement Date is on or before the required Right of Rescission Expiration Date - Missing evidence that the Loan disbursed after the ROR expiration date of xxxx. Per final CD, pg xxxx, disbursement date is xxxx. - Recd copy of the final settlement statement which confirmed the disbursement date of xxxx.
6000059709	xxxxxxxxxx	Securitized	1	1	1	1
6000059711	xxxxxxxxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a mid FICO of xxxx with a minimum requirement of xxxx.; Low DTI - DTI is less than 38% with a max allowed of 50%.; Verified reserves - Borrower has xxxx mths of verified reserves w/a minimum requirement of 6.;
6000059715	xxxxxxxxxx	Securitized	1	1	1	1				Verified credit history - Borrower has a mid FICO of xxxx w/a minimum requirement of xxxx.; Low DTI - DTI is 43.11% with a max allowed of 50%.;
6000059710	xxxxxxxxxx	Securitized	1	1	1	1				Verified reserves - Borrower has $xxxx in verified reserves w/a minimum requirement of $xxxx.; Verified credit history - Borrower has a mid FICO of xxxx w/a minimum requirement of xxxx.;
6000059713	xxxxxxxxxx	Securitized	1	1	1	1				Verified reserves - Borrower has $xxxx in verified reserves w/a minimum requirement of $xxxx (xxxx); Low DTI; Verified credit history - Borrower has a mid FICO of xxxx w/a minimum requirement of 700.;
6000059714	xxxxxxxxxx	Securitized	2	2	1	1				Verified reserves - xxxx months verified PITI reserves exceed the required PITI of 12 months.; Verified credit history - Mid FICO of xxxx exceeds the minimum required of 720 by xxxxpoints.; Low DTI - 36.7% DTI is 13.3% below 50% maximum.;	CRED 0010 LTV Exceeds Max Allowed - 80% LTV exceeds maximum 70% for o/o purchase, $xxxx loan amount. - Lender Acknowledged Exception
6000059882	xxxxxxxxxx	Securitized	2	2	1	1				Verified credit history - Mid score of xxxx exceeds the minimum of xxxx for a 65% LTV by 105 points.; Verified reserves - xxxx months verified PITI reserves exceed the required PITI of 6 months.; Low LTV/CLTV/HCLTV - LTV/CLTV is 57.143%;	CRED 0044 Unacceptable transaction type - Exception and approval in file for DSCR loan for borrower that doesn't own a primary residence. - Lender approved exception based on verified reserves and LTV.
6000059572	xxxxxxxxxx	Securitized	2	2	1	1				Net tangible benefit - Borrower went from 14% ARM loan to 5.99% fixed rate loan.; Verified reserves - xxxx months verified PITI reserves exceed the required PITI of 6 months.; Low LTV/CLTV/HCLTV - 48.95% LTV is 11.05% less than the 60% maximum LTV.;	CRED 0003 Credit Score (FICO) exception - xxxx FICO score 4 points below minimum required of xxxx. - Lender Approved Exception based on Low LTV and years on job per 1003.
6000059680	xxxxxxxxxx	Securitized	2	1	2	1	Verified credit history - Mid FICO score of xxxx exceeds the minimum required of 660 by xxxx points. ; Low DTI - 44.9% DTI is below the 55% maximum by 10.1%.;	TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $xxxx - Revised: The disclosed finance charge (xxxx) is (xxxx) below the actual finance charge (xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1)

Original Finding --The disclosed finance charge (xxxx) is (xxxx) below the actual finance charge (xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - EV2 Post Closing Corrective Action:
Recd confirmation from the lender that they called the borrower this morning and she has confirmed that she would like to continue with the loan.

Recd copy of Additional Refund Check to the borrower in the amount of xxxx, PC CD dated xxxx, LOE, xxxx.  Fed Delivery Confirmed xxxx.

Recd copy of Refund Check to the borrower in the amount of xxxx, PC CD dated xxxx, LOE, Fed-Ex Tracking slip.	COMP 0029 Missing Evidence of Rate Lock - Missing Evidence of Rate Lock. - Commitment date used for rate Lock Set Date.

NMLS 0011 NMLS IDs do not match - The Broker Loan Origination Company ID on the 1003 and CD of xxxx does not match the Broker NLMS reflected on the Note and Mortgage of xxxx. - Rccd copy of NMLS print out confirming the the broker Lin, is authorized to represent xxxx NMLS#.  This is the corporate office for xxxx.

													COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - xxxx on the Appraisals does not match the Title and Mortgage. Title only refers to Lot xxxx,(xxxx) and both appraisals refer to lots xxxx, (xxxx). Appraiser to address variance. - Recd copy of corrected appraisals.
6000059681	xxxxxxxxxx	Securitized	1	1	1	1	Low LTV/CLTV/HCLTV - 55% LTV is 10% below 65% maximum LTV.; Verified credit history - Mid FICO score of xxxx exceeds the minimum required of 660 by xxxx points.;	COMP 0029 Missing Evidence of Rate Lock - Missing Evidence of Rate Lock - Recd confirmation of rate lock date.

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge ($xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - Finding cleared upon re submission excluding the 3rd Party Closer Fee.

													CRED 0099 Insufficient verified liquid reserves - Per lender 1008 reserves totaling 12 mths PI were required which totals $xxxx. Pledged Account agreement for reserves was only for $xxxx. (xxxx program does not have a reserve requirement) - Pledge agreement requirement $xxxx and the xxxx Rider requirement of $xxxx totals $xxxx. Verified with the Riders and xxxx Reserve Balance print out.
6000059682	xxxxxxxxxx	Securitized	2	2	1	1	Low LTV/CLTV/HCLTV - LTV/CLTV is 59.29% with a max allowed of 65%.; Verified credit history - Borrower has a mid FICO of xxxx w/a minimum requirement of 660.; Low DTI - Review DTI is 34.91% w/a max allowed of 55%.;	CRED 0067 Missing Verifiable Months of Income Earnings - Missing full 12 month P&L for P&J USA. Lender used xxxx months(xxxx), pg xxxx vs 12 months required by program guidelines. Company established xxxx so have 12 months to meet guideline requirement. Lender appears to acknowledged variance as loan approval reflects sign off by the 3 EVPs. - EV2 lender acknowledged exception.	COMP 0029 Missing Evidence of Rate Lock - Missing Evidence of Rate Lock. - Recd confirmation of rate lock date.

TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge ($xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxx below the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - Finding cleared upon re submission excluding the 3rd Party Closer Fee.

													COLL 0002 APN Number and/or Legal Descriptions do not match security instrument - Final title policy shows Section "C" and mortgage and appraisal show Section "3", pgs xxxx. Letter from Dept. of Assessment verified correct Section as "3", xxxx. Missing correction to title policy. - According to the deed obtained from public records and the title report pg xxxx. The Original tax map from 1948 has the premises listed as Section"C" but the tax map was revised in xxxx to update the records to Section"3"
6000059683	xxxxxxxxxx	Securitized	2	2	1	1				Low LTV/CLTV/HCLTV - 58.2% LTV is 6.8% below 65% maximum LTV.; Low DTI - 43.8% DTI is below 55% maximum by 11.2%.;	CRED 0067 Missing Verifiable Months of Income Earnings - Missing full 12 months P&L for P&J USA. Lender used xxxx months vs 12 months required by program guidelines, xxxx, pg xxxx. Company established xxxx so have 12 months to meet guideline requirements, pg xxxx. - EV2 lender acknowledged exception.		COMP 0029 Missing Evidence of Rate Lock - Missing Evidence of Rate Lock - Recd confirmation of rate lock date.
6000059684	xxxxxxxxxx	Securitized	1	1	1	1	Verified credit history - Mid FICO score of xxxx exceeds the minimumrequired of 660 by xxxx points.; Low LTV/CLTV/HCLTV - 47.6% LTV is 17.4% below the 65% maximum.;	CRED 0067 Missing Verifiable Months of Income Earnings - Missing 12 month P&L signed by either CPA or borrower supporting income used to qualify as required per program guidelines. Only 6 month P&L in file. Per UW notes lender used 6 mths income calculation to qualify. - Recd copy of 2019 P&L through year end xxxx signed by the CPA.

COMP 0029 Missing Evidence of Rate Lock - Missing Evidence of Rate Lock - Recd confirmation of rate lock date.

													TRID 0089 Disclosed Finance Charge Must Be >= Actual Finance Charge - $35 - The disclosed finance charge ($xxxx) is ($xxxx) below the actual finance charge ($xxxx). For rescission after initiation of foreclosure, the Truth in Lending Act considers the disclosed finance charge inaccurate if it is more than $xxxxbelow the actual finance charge. (15 USC Sec. 1635(i)(2); OSC 17(c)(2)(ii)-1) - Finding cleared upon re submission excluding the 3rd Party Closer Fee.
6000059622	xxxxxxxxxx	Securitized	1	1	1	1	Verified reserves - xxxx months verified PITI reserves exceeds the required PITI of 6 months.

; Verified credit history - Mid FICO score of xxxx exceeds the minimum required of  660 by xxxx  points.

										; Low LTV/CLTV/HCLTV - 56.42% LTV is 18.58% below 75% maximum.;